UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET PREMIUM LIQUID RESERVES

FORM N-Q

NOVEMBER 30, 2015

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $133,920,127.

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.2% at November 30, 2015) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The compliance date for most of these changes is October 14, 2016.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Asset-Backed Commercial Paper - 0.4%
Old Line Funding LLC	0.300%	12/23/15	$115,000,000	$114,978,917	(a)(b)
Old Line Funding LLC	0.280%	1/28/16	100,000,000	99,954,889	(a)(b)

Total Asset-Backed Commercial Paper				214,933,806

Bank Notes - 0.6%
Bank of America N.A.	0.400%	1/11/16	350,000,000	350,000,000

Certificates of Deposit - 31.1%
Bank of Montreal	0.347%	1/15/16	100,000,000	100,000,000	(c)
Bank of Montreal	0.367%	1/20/16	374,850,000	374,850,000	(c)
Bank of Montreal	0.510%	2/16/16	140,000,000	140,000,000
Bank of Nova Scotia	0.325%	3/7/16	250,000,000	250,000,000	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.397%	1/14/16	100,000,000	100,000,000	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	3/18/16	288,000,000	288,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	4/5/16	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.510%	4/14/16	140,000,000	140,000,000
BNP Paribas NY Branch	0.430%	1/8/16	420,000,000	420,000,000
BNP Paribas NY Branch	0.500%	2/12/16	370,000,000	370,000,000
BNP Paribas NY Branch	0.399%	2/17/16	275,000,000	275,000,000	(c)
BNP Paribas NY Branch	0.350%	3/3/16	300,000,000	300,000,000
BNP Paribas NY Branch	0.350%	3/3/16	85,000,000	85,000,000
Canadian Imperial Bank of Commerce	0.100%	12/1/15	250,000,000	250,000,000
Canadian Imperial Bank of Commerce	0.345%	1/8/16	95,000,000	95,000,000	(c)
Canadian Imperial Bank of Commerce	0.250%	1/25/16	315,000,000	315,000,000
Canadian Imperial Bank of Commerce	0.367%	2/8/16	376,700,000	376,700,000	(c)
Citibank N.A.	0.290%	1/5/16	100,000,000	100,000,000
Citibank N.A.	0.260%	1/7/16	190,000,000	190,000,000
Citibank N.A.	0.260%	1/11/16	94,000,000	94,000,000
Credit Suisse NY	0.396%	1/11/16	200,000,000	200,000,000	(c)
Credit Suisse NY	0.439%	2/17/16	350,000,000	350,000,000	(c)
DnB NOR Bank ASA	0.110%	12/7/15	85,000,000	85,000,000
DnB NOR Bank ASA	0.400%	3/29/16	195,000,000	195,000,000
HSBC Bank USA	0.340%	1/4/16	100,000,000	100,000,000	(c)
Landesbank Hessen-Thuringen	0.300%	2/29/16	100,000,000	100,000,000
Landesbank Hessen-Thuringen	0.300%	3/4/16	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking NY	0.410%	1/4/16	335,000,000	335,000,000
Mitsubishi UFJ Trust & Banking NY	0.510%	4/5/16	275,000,000	275,000,000
Mitsubishi UFJ Trust & Banking NY	0.510%	4/7/16	100,000,000	100,000,000
Mizuho Bank Ltd.	0.300%	1/28/16	172,750,000	172,750,000
Mizuho Bank Ltd.	0.433%	1/29/16	250,000,000	250,000,000	(c)
Mizuho Bank Ltd.	0.510%	2/24/16	185,000,000	185,000,000
Nordea Bank Finland PLC	0.355%	3/9/16	195,000,000	195,000,000	(c)
Norinchukin Bank	0.510%	3/18/16	100,000,000	100,000,000
Norinchukin Bank	0.500%	3/22/16	194,450,000	194,450,000
Norinchukin Bank	0.500%	3/24/16	100,000,000	100,000,000
Norinchukin Bank	0.510%	4/6/16	195,000,000	195,000,000
Norinchukin Bank	0.500%	4/8/16	184,745,000	184,741,698
Norinchukin Bank	0.500%	4/22/16	125,000,000	124,997,523
Norinchukin Bank	0.510%	4/27/16	500,000,000	500,000,000
Oversea-Chinese Banking Corp. Ltd.	0.381%	1/25/16	200,000,000	200,000,000	(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	1/29/16	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.260%	2/1/16	143,250,000	143,250,000
Oversea-Chinese Banking Corp. Ltd.	0.270%	2/4/16	300,000,000	300,000,000
Rabobank Nederland	0.365%	3/9/16	220,000,000	220,000,000	(c)
Royal Bank of Canada	0.345%	1/7/16	729,600,000	729,600,000	(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Royal Bank of Canada	0.515%	2/10/16	$150,000,000	$150,000,000
Royal Bank of Canada	0.360%	3/10/16	78,500,000	78,509,962	(c)
Royal Bank of Canada	0.356%	5/13/16	50,000,000	50,002,507	(c)
Skandinaviska Enskilda Banken AB	0.307%	12/15/15	350,000,000	350,000,000	(c)
Skandinaviska Enskilda Banken AB	0.300%	12/18/15	162,500,000	162,500,000
Skandinaviska Enskilda Banken AB	0.400%	1/5/16	250,000,000	250,000,000
Standard Chartered Bank NY	0.430%	1/4/16	257,750,000	257,750,000
Standard Chartered Bank NY	0.430%	1/5/16	150,000,000	150,000,000
Standard Chartered Bank NY	0.430%	1/8/16	100,000,000	100,000,000
Standard Chartered Bank NY	0.372%	1/22/16	493,000,000	493,000,000	(c)
State Street Bank & Trust Co.	0.366%	2/11/16	380,000,000	380,004,378	(c)
Sumitomo Mitsui Banking Corp.	0.397%	1/12/16	384,450,000	384,450,000	(c)
Sumitomo Mitsui Banking Corp.	0.413%	1/22/16	105,000,000	105,000,000	(c)
Sumitomo Mitsui Banking Corp.	0.500%	4/5/16	223,000,000	222,996,108
Sumitomo Mitsui Banking Corp.	0.644%	4/29/16	5,000,000	4,998,887	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.130%	12/1/15	135,000,000	135,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.397%	1/19/16	300,000,000	300,000,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.413%	1/22/16	65,000,000	65,000,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.433%	1/29/16	100,000,000	100,000,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.520%	3/17/16	182,000,000	182,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.500%	4/5/16	150,000,000	150,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.510%	4/25/16	300,000,000	300,000,000
Svenska Handelsbanken NY	0.265%	2/5/16	725,000,000	725,006,641
Toronto Dominion Bank NY	0.345%	1/8/16	320,000,000	320,000,000	(c)
Toronto Dominion Bank NY	0.500%	1/27/16	100,000,000	100,000,000
Toronto Dominion Bank NY	0.500%	1/27/16	100,000,000	100,000,000
Toronto Dominion Bank NY	0.260%	2/8/16	370,000,000	370,000,000
UBS AG Stamford Branch	0.407%	2/17/16	350,000,000	350,000,000	(c)
UBS AG Stamford Branch	0.437%	2/19/16	400,000,000	400,000,000	(c)
UBS AG Stamford Branch	0.505%	4/25/16	50,000,000	50,000,000
Wells Fargo Bank N.A.	0.347%	1/13/16	450,000,000	450,000,000	(c)
Wells Fargo Bank N.A.	0.327%	2/16/16	247,250,000	247,250,000	(c)
Wells Fargo Bank N.A.	0.360%	3/4/16	100,000,000	100,000,000	(c)

Total Certificates of Deposit				17,606,807,704

Commercial Paper - 40.9%
ANZ National International Ltd.	0.411%	12/22/15	214,350,000	214,298,735	(a)(b)
ANZ National International Ltd.	0.270%	1/28/16	150,000,000	149,934,750	(a)(b)
ANZ National International Ltd.	0.280%	2/3/16	100,000,000	99,950,222	(a)(b)
ANZ National International Ltd.	0.335%	3/29/16	200,000,000	199,780,181	(a)(b)
ASB Finance Ltd.	0.300%	2/17/16	100,000,000	99,935,000	(a)(b)
Automatic Data Processing Inc.	0.110%	12/1/15	150,000,000	150,000,000	(a)(b)
Bank Nederlandse Gemeenten NV	0.305%	12/1/15	260,000,000	260,000,000	(a)(b)
Bank of Nova Scotia	0.376%	4/4/16	195,000,000	195,000,000	(c)
Bank of Nova Scotia	0.481%	4/6/16	485,000,000	484,178,733	(a)(b)
Bank of Nova Scotia	0.501%	5/11/16	525,000,000	523,835,625	(a)(b)
BNP Paribas Fortis Funding	0.120%	12/1/15	500,000,000	500,000,000	(b)
BNZ International Funding Ltd.	0.377%	3/9/16	50,000,000	50,000,000	(a)(c)
Caisse des Depots et Consignations	0.130%	12/4/15	203,000,000	202,997,801	(b)(d)
Caisse des Depots et Consignations	0.330%	2/1/16	489,250,000	488,971,944	(b)(d)
Caisse des Depots et Consignations	0.330%	2/2/16	100,000,000	99,942,250	(b)(d)
Caisse des Depots et Consignations	0.340%	3/3/16	245,000,000	244,784,809	(b)(d)
Caisse des Depots et Consignations	0.361%	3/24/16	200,000,000	199,772,000	(b)(d)
Coca-Cola Co.	0.421%	1/26/16	50,000,000	49,967,333	(a)(b)
Coca-Cola Co.	0.421%	1/27/16	75,000,000	74,950,125	(a)(b)
Credit Agricole Corporate and Investment Bank	0.080%	12/1/15	1,746,334,000	1,746,334,000	(b)
Credit Suisse NY	0.451%	1/4/16	454,900,000	454,706,667	(b)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Credit Suisse NY	0.451%	1/4/16	$314,965,000	$314,831,140	(b)
Credit Suisse NY	0.531%	4/12/16	190,000,000	189,627,970	(b)
Danske Corp.	0.310%	12/15/15	85,000,000	84,989,753	(a)(b)
Danske Corp.	0.310%	12/18/15	50,000,000	49,992,681	(a)(b)
Danske Corp.	0.310%	1/4/16	50,000,000	49,985,361	(a)(b)
Danske Corp.	0.310%	1/4/16	50,000,000	49,985,361	(a)(b)
Danske Corp.	0.310%	1/7/16	100,000,000	99,968,139	(a)(b)
Danske Corp.	0.325%	2/9/16	210,000,000	209,867,972	(a)(b)
DBS Bank Ltd.	0.401%	1/4/16	200,000,000	199,924,444	(a)(b)
DBS Bank Ltd.	0.401%	1/7/16	100,000,000	99,958,889	(a)(b)
DBS Bank Ltd.	0.280%	1/14/16	153,000,000	152,947,640	(a)(b)
DBS Bank Ltd.	0.340%	2/3/16	199,500,000	199,381,191	(a)(b)
DBS Bank Ltd.	0.330%	2/4/16	100,000,000	99,940,417	(a)(b)
DBS Bank Ltd.	0.340%	2/5/16	100,000,000	99,937,666	(a)(b)
DBS Bank Ltd.	0.320%	2/10/16	185,300,000	185,183,055	(a)(b)
DBS Bank Ltd.	0.330%	2/16/16	195,000,000	194,862,362	(a)(b)
DnB NOR Bank ASA	0.330%	2/24/16	200,000,000	199,844,166	(a)(b)
DnB NOR Bank ASA	0.350%	2/29/16	167,700,000	167,553,263	(a)(b)
DnB NOR Bank ASA	0.377%	3/8/16	185,000,000	185,000,000	(a)(c)
DnB NOR Bank ASA	0.401%	3/29/16	400,000,000	399,471,111	(a)(b)
DnB NOR Bank ASA	0.401%	3/29/16	200,000,000	199,735,555	(a)(b)
HSBC Bank PLC	0.381%	1/12/16	270,000,000	270,000,000	(a)(c)
HSBC USA Inc.	0.491%	3/23/16	200,000,000	199,692,389	(a)(b)
ING U.S. Funding LLC	0.421%	12/28/15	327,500,000	327,396,838	(b)
ING U.S. Funding LLC	0.370%	3/2/16	325,000,000	324,692,695	(b)
ING U.S. Funding LLC	0.521%	3/16/16	395,000,000	394,395,211	(b)
ING U.S. Funding LLC	0.521%	3/17/16	200,000,000	199,690,889	(b)
ING U.S. Funding LLC	0.521%	4/25/16	200,000,000	199,578,223	(b)
JPMorgan Securities LLC	0.401%	12/4/15	370,000,000	369,987,667	(b)
JPMorgan Securities LLC	0.521%	4/25/16	388,500,000	387,680,696	(b)
Landesbank Hessen-Thuringen	0.300%	1/8/16	90,000,000	89,971,500	(a)(b)
Landesbank Hessen-Thuringen	0.270%	1/26/16	50,000,000	49,979,000	(a)(b)
Landesbank Hessen-Thuringen	0.270%	1/26/16	50,000,000	49,979,000	(a)(b)
Landesbank Hessen-Thuringen	0.300%	2/25/16	100,000,000	99,928,333	(a)(b)
Landesbank Hessen-Thuringen	0.300%	3/1/16	100,000,000	99,924,166	(a)(b)
Landesbank Hessen-Thuringen	0.501%	3/18/16	100,000,000	99,850,000	(a)(b)
Landesbank Hessen-Thuringen	0.481%	4/4/16	98,000,000	97,836,666	(a)(b)
Lloyds Bank PLC	0.411%	12/24/15	50,000,000	49,986,903	(b)
Lloyds Bank PLC	0.411%	12/30/15	550,000,000	549,818,347	(b)
Lloyds Bank PLC	0.411%	12/30/15	249,825,000	249,744,501	(b)
Lloyds Bank PLC	0.501%	2/12/16	350,000,000	349,645,138	(b)
Lloyds Bank PLC	0.501%	2/23/16	300,000,000	299,650,000	(b)
Microsoft Corp.	0.170%	1/20/16	150,000,000	149,964,584	(a)(b)
Mitsubishi UFJ Trust & Banking NY	0.501%	3/24/16	190,000,000	189,699,167	(a)(b)
Natixis NY	0.060%	12/1/15	1,050,000,000	1,050,000,000	(b)
NRW Bank	0.135%	12/3/15	85,000,000	84,999,363	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.401%	1/5/16	150,000,000	149,941,667	(b)
Oversea-Chinese Banking Corp. Ltd.	0.381%	1/25/16	200,000,000	200,000,000	(b)
Oversea-Chinese Banking Corp. Ltd.	0.270%	2/1/16	100,000,000	99,953,500	(b)
Oversea-Chinese Banking Corp. Ltd.	0.270%	2/2/16	100,000,000	99,952,750	(b)
Oversea-Chinese Banking Corp. Ltd.	0.270%	2/2/16	100,000,000	99,952,750	(b)
Oversea-Chinese Banking Corp. Ltd.	0.330%	2/5/16	95,000,000	94,942,525	(b)
Oversea-Chinese Banking Corp. Ltd.	0.330%	2/5/16	50,000,000	49,969,750	(b)
Rabobank Nederland	0.260%	2/5/16	475,000,000	474,773,584	(b)
Reckitt Benckiser Treasury	0.501%	3/1/16	153,000,000	152,806,625	(a)(b)
Reckitt Benckiser Treasury	0.541%	3/7/16	147,000,000	146,786,115	(a)(b)
Skandinaviska Enskilda Banken AG	0.330%	2/1/16	140,000,000	139,920,434	(a)(b)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Skandinaviska Enskilda Banken AG	0.295%	12/16/15	$64,360,000	$64,352,089	(a)(b)
Skandinaviska Enskilda Banken AG	0.295%	12/21/15	115,000,000	114,981,153	(a)(b)
Sumitomo Mitsui Banking Corp.	0.200%	12/7/15	150,000,000	149,995,000	(a)(b)
Sumitomo Mitsui Banking Corp.	0.350%	12/17/15	190,000,000	189,970,444	(a)(b)
Sumitomo Mitsui Banking Corp.	0.401%	2/16/16	30,000,000	29,974,333	(a)(b)
Sumitomo Mitsui Banking Corp.	0.401%	2/18/16	145,000,000	144,872,722	(a)(b)
Sumitomo Mitsui Banking Corp.	0.506%	3/24/16	395,000,000	394,368,329	(a)(b)
Swedbank AB	0.310%	2/12/16	82,204,000	82,152,326	(b)
Swedbank AB	0.340%	2/17/16	150,000,000	149,889,500	(b)
Swedbank AB	0.340%	2/19/16	150,000,000	149,886,667	(b)
Swedbank AB	0.340%	2/22/16	100,000,000	99,921,611	(b)
Toyota Motor Credit Corp.	0.373%	3/14/16	44,000,000	44,000,000	(c)
Toyota Motor Credit Corp.	0.373%	3/15/16	250,000,000	250,000,000	(c)
Toyota Motor Credit Corp.	0.373%	3/16/16	250,000,000	250,000,000	(c)
Toyota Motor Credit Corp.	0.373%	3/17/16	250,000,000	250,000,000	(c)
UBS Finance Delaware LLC	0.511%	2/10/16	100,000,000	99,899,417	(b)
UBS Finance Delaware LLC	0.511%	2/10/16	20,000,000	19,979,883	(b)
UBS Finance Delaware LLC	0.531%	3/2/16	300,000,000	299,593,666	(b)
UBS Finance Delaware LLC	0.531%	3/2/16	75,000,000	74,898,417	(b)
UBS Finance Delaware LLC	0.491%	4/4/16	200,000,000	199,659,722	(b)
United Overseas Bank Ltd.	0.401%	1/5/16	115,000,000	114,955,278	(a)(b)
United Overseas Bank Ltd.	0.401%	1/8/16	200,000,000	199,915,555	(a)(b)
United Overseas Bank Ltd.	0.401%	1/12/16	100,000,000	99,953,333	(a)(b)
United Overseas Bank Ltd.	0.451%	2/12/16	193,805,000	193,628,153	(a)(b)
United Overseas Bank Ltd.	0.330%	2/16/16	199,500,000	199,359,186	(a)(b)
United Overseas Bank Ltd.	0.451%	2/17/16	100,000,000	99,902,500	(a)(b)
United Overseas Bank Ltd.	0.330%	2/18/16	100,000,000	99,927,583	(a)(b)
United Overseas Bank Ltd.	0.330%	2/23/16	200,000,000	199,846,000	(a)(b)
United Overseas Bank Ltd.	0.330%	3/18/16	200,000,000	199,802,000	(a)(b)
USAA Capital Corp.	0.120%	12/3/15	100,000,000	99,999,333	(b)
Westpac Banking Corp.	0.270%	1/13/16	300,000,000	299,903,250	(a)(b)
Westpac Banking Corp.	0.354%	3/2/16	87,000,000	86,997,768	(a)(c)
Westpac Banking Corp.	0.350%	3/4/16	345,000,000	345,000,000	(a)(c)

Total Commercial Paper				23,163,004,505

Corporate Bonds & Notes - 1.5%
ANZ New Zealand International Ltd., Senior Notes	1.125%	3/24/16	12,930,000	12,951,321	(d)
BMW Finance NV, Senior Notes	0.667%	5/27/16	49,400,000	49,390,407	(c)
GE Capital International Funding Co., Senior Notes	0.964%	4/15/16	144,000,000	144,240,294	(d)
ING Bank NV, Senior Notes	4.000%	3/15/16	97,000,000	97,918,602	(d)
JPMorgan Chase Bank N.A., Senior Notes	0.492%	7/7/16	300,000,000	300,000,000	(c)
Kimberly-Clark Corp., Senior Notes	4.279%	12/21/15	51,405,000	51,512,342	(d)
Lloyds Bank PLC, Senior Notes	4.875%	1/21/16	57,038,000	57,378,229
Westpac Banking Corp., Senior Notes	3.000%	12/9/15	100,271,000	100,328,398

Total Corporate Bonds & Notes				813,719,593

Time Deposits - 12.0%
Bank of Tokyo Mitsubishi	0.100%	12/1/15	851,822,000	851,822,000
BNP Paribas Grand Cayman	0.120%	12/1/15	160,000,000	160,000,000
CIBC Grand Cayman	0.060%	12/1/15	170,000,000	170,000,000
Credit Agricole Grand Cayman	0.080%	12/1/15	225,000,000	225,000,000
DnB NOR Bank ASA	0.050%	12/1/15	700,000,000	700,000,000
Lloyds Bank PLC	0.060%	12/1/15	490,000,000	490,000,000
National Australia Bank Grand Cayman	0.060%	12/1/15	105,000,000	105,000,000
Natixis Grand Cayman	0.060%	12/1/15	700,000,000	700,000,000
Nordea Finland Grand Cayman	0.050%	12/1/15	880,000,000	880,000,000
Skandinaviska Enskilda Cayman	0.060%	12/1/15	775,000,000	775,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - (continued)
Svenska Handelsbanken Grand Cayman	0.050%	12/1/15	$850,000,000	$850,000,000
Swedbank AB	0.050%	12/1/15	880,000,000	880,000,000

Total Time Deposits				6,786,822,000

U.S. Government Agencies - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	0.272%	4/27/17	300,000,000	299,914,153	(c)

U.S. Treasury Notes - 10.5%
U.S. Treasury Notes	0.185%	1/31/16	688,475,000	688,461,849	(c)
U.S. Treasury Notes	0.250%	2/29/16	150,000,000	150,025,897
U.S. Treasury Notes	0.209%	4/30/16	580,000,000	580,002,260	(c)
U.S. Treasury Notes	0.210%	7/31/16	375,000,000	375,002,528	(c)
U.S. Treasury Notes	1.500%	7/31/16	148,090,000	149,058,635
U.S. Treasury Notes	0.193%	10/31/16	1,025,000,000	1,024,895,098	(c)
U.S. Treasury Notes	0.214%	4/30/17	1,180,000,000	1,180,029,888	(c)
U.S. Treasury Notes	0.217%	7/31/17	1,435,000,000	1,434,652,883	(c)
U.S. Treasury Notes	0.308%	10/31/17	375,000,000	374,860,531	(c)

Total U.S. Treasury Notes				5,956,989,569

Repurchase Agreements - 2.5%
Bank of America Corp., tri-party repurchase agreement dated 11/30/15; Proceeds at maturity-$1,280,537,600; (Fully collateralized by various U.S. government agency obligations, corporate bonds and notes and money market instruments, 0.000% to 8.375% due 12/1/2015 to 1/1/2114; Market value - $1,314,784,354)	0.210%	2/10/16	1,280,000,000	1,280,000,000
Mitsubishi UFJ Trust & Banking Corp., tri-party repurchase agreement dated 10/23/15; Proceeds at maturity-$75,039,000; (Fully collateralized by municipal bonds, 0.000% to 7.425% due 11/15/23 to 10/15/65; Market value - $78,841,468)	0.260%	2/10/16	75,000,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp., tri-party repurchase agreement dated 11/24/15; Proceeds at maturity-$75,039,000; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 6.191% due 12/14/15 to 11/15/45; Market value - $78,750,000)	0.260%	2/10/16	75,000,000	75,000,000

Total Repurchase Agreements				1,430,000,000

TOTAL INVESTMENTS - 100.0% (Cost - $56,622,191,330#)				56,622,191,330
Other Assets in Excess of Liabilities - 0.0%				15,981,824

TOTAL NET ASSETS - 100.0%				$56,638,173,154

(a)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$56,622,191,330	—	$56,622,191,330

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The compliance date for most of these changes is October 14, 2016.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016